Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Movement of Common Shares
The following table shows the movement during the year in the number of common shares and common shares B:

	Common shares		Common shares B

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

On January 1, 2023	2,109,430	253	546,196	66

Shares withdrawn	(294,703)	(35)	(156,437)	(19)

On December 31, 2023	1,814,727	218	389,759	47

Shares withdrawn	(161,929)	(19)	(36,371)	(4)

On December 31, 2024	1,652,797	198	353,388	42
The following table shows the weighted average number of common shares and common shares B:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)

2023	2,067,119	523,149

2024	1,753,162	388,169

Aegon Ltd. [member]
Statement [LineItems]
Detailed Information of Issued and outstanding Capital

Issued and outstanding capital	2024	2023

Common shares	198	218

Common shares B	42	47

Total share capital	241	265

Common shares	2024	2023

Authorized share capital	480	480

Number of authorized shares (in million)	4,000	4,000

Par value in cents per share	12	12

Common shares B	2024	2023

Authorized share capital	240	240

Number of authorized shares (in million)	2,000	2,000

Par value in cents per share	12	12